       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2001 (Unaudited)

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Bank Notes  0.2%
              Household Finance Corp. Ltd.
$    13,000   3.79%, 8/13/01                                        $   13,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  2.3%
              Chase Manhattan Bank,
    100,000   4.00%, 8/16/01                                           100,000,000
     38,000   3.80%, 9/12/01                                            38,000,000
                                                                    --------------
                                                                       138,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  9.8%
              Abbey National Treasury Security
    150,000   4.23%, 8/2/01                                            150,000,771
              Barclays Bank PLC
     50,000   3.79%, 12/14/01                                           50,001,840
              Bayer Hypo Bank,
    120,000   3.97%, 8/14/01                                           119,998,541
     75,000   4.24%, 9/4/01                                             75,014,832
              Intesabci Spa
     10,000   3.77%, 10/5/01                                            10,001,150
              Societe Generale North America, Inc.
    100,000   3.61%, 10/25/01                                          100,000,000
              Unicredito Italiano,
     45,000   3.63%, 10/26/01                                           45,001,065
     49,000   3.61%, 11/1/01                                            49,000,620
                                                                    --------------
                                                                       599,018,819
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  21.3%
              Bank of Montreal
     50,000   3.75%, 8/21/01                                            50,000,000
              Bayerische Hypo Und Vereinsbk,
     29,000   3.71%, 9/4/01                                             29,000,000
     25,000   3.75%, 12/28/01                                           25,004,771
              BNP Paribas
     50,000   4.04%, 8/6/01                                             50,000,000
              Canadian Imperial Bank of Commerce
    175,000   4.055%, 7/12/02                                          175,008,030

    See Notes to Financial Statements                                      5

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Commerzbank,
$    14,000   3.77%, 9/14/01                                        $   14,000,482
      7,000   3.70%, 10/15/01                                            7,000,000
              Commerzbank AG
    112,000   3.61%, 10/25/01                                          112,000,000
              Deutsche Bank
     45,000   3.84%, 12/7/01                                            45,000,000
              Dexia Bank,
     14,000   3.80%, 9/13/01                                            14,000,000
    100,000   3.61%, 10/25/01                                          100,000,000
     80,000   4.11%, 7/5/02                                             80,000,000
              Dresdner Bank AG,
     10,000   5.07%, 2/6/02                                              9,998,503
     75,000   5.12%, 2/19/02                                            74,996,001
              Kredietbank
    178,047   3.76%, 8/21/01                                           178,047,000
              Landesbk Baden-Wurttemberg
     81,000   3.71%, 1/15/02                                            81,000,922
              Merita Bank PLC
     37,000   5.26%, 8/1/01                                             37,000,000
              Merita Bank New York PLC
     20,000   3.62%, 12/21/01                                           20,000,000
              Rabobank Nederland
     60,000   4.105%, 7/5/02                                            59,994,609
              Societe Generale
     50,000   4.00%, 8/16/01                                            50,000,000
              Svenska Handelsbanken AB
     50,000   5.00%, 2/7/02                                             50,000,000
              UBS AG
     35,000   4.25%, 5/16/02                                            35,000,000
                                                                    --------------
                                                                     1,297,050,318
-------------------------------------------------------------------------------------
Commercial Paper  46.6%
              Abbey National PLC
     32,539   3.71%, 12/11/01                                           32,096,361
              Abbey Treasury Centre U.S.A., Inc.
     49,000   3.95%, 8/1/01                                             49,000,000

    6                                      See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Alcoa, Inc.
$    23,526   3.92%, 8/1/01                                         $   23,526,000
              Allianz of America Finance Corp.
     11,000   3.65%, 9/18/01                                            10,946,467
              American Home Products Corp.,
     59,000   3.82%, 8/2/01                                             58,993,739
     30,000   3.80%, 8/13/01                                            29,962,000
     35,000   3.80%, 8/14/01                                            34,951,972
     24,000   3.80%, 8/15/01                                            23,964,533
     25,000   3.80%, 8/16/01                                            24,960,417
              Amsterdam Funding Corp.,
     17,000   3.74%, 8/13/01                                            16,978,807
     22,000   3.70%, 8/22/01                                            21,952,517
              Bank Scotland Treasury Services PLC
    100,000   3.70%, 8/20/01                                            99,804,722
              BCI Funding Corp.,
     19,773   3.61%, 9/6/01                                             19,701,619
     49,080   3.62%, 9/18/01                                            48,843,107
              BHF Finance, Inc.,
     36,457   3.79%, 12/3/01                                            35,981,074
     45,000   3.78%, 12/4/01                                            44,409,375
              Black Forest Funding Corp.
     16,285   3.76%, 8/16/01                                            16,259,487
              Blue Ridge Asset
      8,000   3.75%, 8/20/01                                             7,984,167
              Brahms Funding Corp.,
     52,000   3.78%, 8/29/01                                            51,847,120
     25,000   3.795%, 8/30/01                                           24,923,573
              Caisse Nationale Des Caisses d'Epargne Prevoyance,
     30,000   3.94%, 8/14/01                                            29,957,317
     20,133   3.80%, 11/6/01                                            19,926,860
              Citicorp
     25,000   3.81%, 8/6/01                                             24,986,771
              Corporate Asset Funding Co., Inc.
     28,655   3.68%, 9/10/01                                            28,537,833
              Countrywide Funding Corp.
     37,000   3.83%, 8/22/01                                            36,917,336

    See Notes to Financial Statements                                      7

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Country Wide Homes
$    78,000   3.81%, 8/20/01                                        $   78,000,000
              Credito Italiano Delaware, Inc.
     16,000   3.58%, 10/26/01                                           15,863,164
              CXC, Inc.
     15,000   3.80%, 8/21/01                                            14,968,333
              Danske Corp.
      5,000   4.09%, 12/28/01                                            4,915,360
              Delaware Funding Corp.
     37,235   3.80%, 8/8/01                                             37,207,487
              Den Norske Bank
     32,000   3.78%, 8/15/01                                            31,952,960
              Duke Capital Corp.
     13,000   3.81%, 8/3/01                                             12,997,248
              Edison Asset Securitization LLC
    200,000   3.94%, 8/1/01                                            200,000,000
              Enterprise Funding Corp.,
      5,059   3.80%, 8/7/01                                              5,055,796
     13,992   3.77%, 8/28/01                                            13,952,438
     11,000   3.75%, 9/10/01                                            10,954,167
     11,515   3.80%, 9/28/01                                            11,444,503
              Falcon Asset Securitization Corp.,
     25,000   3.80%, 8/9/01                                             24,978,889
     39,445   3.68%, 9/11/01                                            39,279,682
     32,000   3.70%, 9/18/01                                            31,842,133
              Forrestal Funding Master Trust,
     27,000   3.70%, 9/7/01                                             26,897,325
     39,000   3.68%, 9/17/01                                            38,812,627
              GE Capital International Funding
    100,000   3.74%, 8/17/01                                            99,833,778
              General Electric Capital Corp.
     35,000   3.70%, 8/16/01                                            34,946,042
              Georgia Power Co.,
      7,000   3.89%, 8/10/01                                             7,000,000
      9,000   3.85%, 9/19/01                                             9,000,000
              Homeside Lending
     25,000   3.80%, 8/13/01                                            24,968,333

    8                                      See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Household Finance Corp.
$    25,000   3.79%, 9/7/01                                         $   24,902,618
              Intrepid Funding Master Trust,
      2,000   3.65%, 9/21/01                                             1,989,658
     36,000   3.65%, 10/10/01                                           35,744,500
     20,175   3.65%, 10/11/01                                           20,029,768
              KBC Financial Products International Ltd.,
     39,000   3.74%, 8/24/01                                            38,906,812
     20,000   3.63%, 9/21/01                                            19,897,150
              LandesBank Scheswig-Holstein Girozentrale,
     40,000   3.86%, 9/4/01                                             39,854,178
     25,000   3.80%, 9/5/01                                             24,907,639
              Lone Star Funding LLC
     14,000   3.82%, 8/6/01                                             13,992,572
              Market Street Funding Corp.
     40,000   3.75%, 8/22/01                                            39,912,500
              MPS US Commercial Paper Corp.
     50,000   4.03%, 9/17/01                                            49,736,930
              Nordea North America, Inc.
     32,900   3.80%, 8/13/01                                            32,858,327
              Preferred Receivables Funding Corp.
     54,000   3.64%, 9/17/01                                            53,743,380
              San Paolo U.S. Finance Co.
     53,000   3.65%, 10/22/01                                           52,559,364
              Sheffield Receivables Corp.,
     84,200   3.76%, 8/20/01                                            84,032,910
     48,210   3.67%, 8/21/01                                            48,111,705
              Societe Generale North America, Inc.
     20,400   3.71%, 9/7/01                                             20,322,214
              Swedbank Forenings
     25,000   3.71%, 12/11/01                                           24,659,917
              Telstra Corp. Ltd.
     37,000   3.96%, 8/7/01                                             36,975,580
              Textron Financial Corp.,
     20,000   3.83%, 8/6/01                                             19,989,361
     46,000   3.83%, 8/9/01                                             45,960,849
     75,000   3.83%, 8/10/01                                            74,928,187

    See Notes to Financial Statements                                      9

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Thunder Bay Funding, Inc.
$    36,000   3.75%, 8/20/01                                        $   35,928,750
              Total Financial Elf SA
     75,000   3.75%, 8/23/01                                            74,828,125
              Triple A One Funding Corp.
     28,662   3.85%, 8/10/01                                            28,634,413
              Tyco International Group SA,
     16,000   3.82%, 8/31/01                                            15,949,067
     56,000   3.74%, 9/17/01                                            55,726,564
     13,000   3.75%, 9/18/01                                            12,935,000
     47,000   3.80%, 9/26/01                                            46,722,178
              UBS Finance LLC
     33,758   4.00%, 8/6/01                                             33,739,245
              Verizon Global Funding Corp.
     16,505   3.92%, 8/1/01                                             16,505,000
              Wells Fargo & Co.
     88,192   3.72%, 8/30/01                                            87,927,718
              Windmill Funding Corp.
     25,000   3.80%, 8/15/01                                            24,963,055
                                                                    --------------
                                                                     2,830,158,673
-------------------------------------------------------------------------------------
Time Deposit - Eurodollar  4.7%
              National Australia Bank, Ltd.
    129,886   3.90625%, 8/1/01                                         129,886,000
              State Street Bank & Trust
    156,076   3.81%, 8/1/01                                            156,076,000
                                                                    --------------
                                                                       285,962,000
-------------------------------------------------------------------------------------
Other Corporate Obligations(b)  16.5%
              Allstate Insurance
     18,000   4.48%, 8/1/01                                             18,000,000
              American Express Centurion Bank,
     75,000   3.82%, 8/6/01                                             75,000,000
     20,000   3.95%, 8/20/01                                            20,007,999
              Associates Corp. of North America
      5,000   4.16%, 8/27/01                                             5,000,385

    10                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Bank America Corp.,
$    18,000   3.92%, 9/4/01                                         $   18,002,291
     43,700   3.95%, 9/17/01                                            43,714,130
      5,000   3.90%, 10/26/01                                            5,002,412
              Banc One Corp.,
      5,000   4.09%, 9/17/01                                             5,003,137
     22,000   4.10%, 9/17/01                                            22,006,098
      5,000   3.83%, 9/21/01                                             5,000,458
      8,750   3.98%, 9/21/01                                             8,752,979
              Bank One NA,
     43,000   4.02%, 9/7/01                                             43,007,149
     10,000   3.81%, 10/24/01                                           10,004,665
              Bishops Gate Residential Mortgage, Trust(c)
     14,000   3.95%, 8/20/01                                            14,000,000
              FCC National Bank
     10,000   3.96%, 10/9/01                                            10,004,812
              First Chicago Corp.
     15,000   4.195%, 8/15/01                                           15,019,462
              Fleet National Bank,
     10,000   4.25%, 8/1/01                                             10,004,480
     16,000   3.93%, 8/22/01                                            16,015,234
      5,000   3.97%, 10/9/01                                             5,001,435
              Fleetboston Financial Corp.
     15,000   3.995%, 8/1/01                                            15,017,893
              General Electric Capital Assurance Co.
     27,000   3.91%, 8/20/01                                            27,000,000
              Merrill Lynch & Co.,
      9,000   4.39%, 8/1/01                                              9,003,736
     24,000   3.77%, 8/13/01                                            23,997,259
      9,000   3.83%, 8/14/01                                             9,000,098
     27,000   3.89%, 9/10/01                                            27,000,000
              MetLife Funding Inc.
     50,000   3.87%, 10/3/01                                            50,000,000
              Morgan Stanley,
     50,000   4.09%, 8/1/01                                             50,056,703
     34,000   3.83%, 10/29/01                                           34,033,268

    See Notes to Financial Statements                                     11

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2001 (Unaudited) Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              National City Bank,
$    40,000   3.87%, 8/1/01                                         $   40,009,298
     75,000   3.83%, 8/6/01                                             75,000,000
     25,000   3.87%, 8/22/01                                            25,010,609
              Norwest Corp.
      2,000   8.15%, 11/1/01                                             2,008,876
              SMM Trust
      5,000   3.91%, 9/13/01                                             5,000,000
              Suntrust Banks, Inc.
     11,975   3.79%, 10/22/01                                           11,981,357
              Travelers Insurance Co.
     25,000   4.20%, 8/16/01                                            25,000,000
              Unilever Capital Corp.
     46,000   3.97%, 9/7/01                                             46,001,133
              United Omaha Life
      4,000   4.09%, 9/5/01                                              4,000,000
              US Bancorp
     31,090   6.50%, 7/15/02                                            31,815,285
              US Bank, Sr. Notes
     10,000   4.03%, 8/15/01                                            10,006,583
              Variable Funding Capital Corp.
    100,000   3.81%, 8/13/01                                            99,994,771
              Wells Fargo Company
     32,000   4.09%, 9/15/01                                            32,008,257
                                                                    --------------
                                                                     1,001,492,252
                                                                    --------------
              Total Investments  101.4%
               (amortized cost $6,164,682,062)                       6,164,682,062
              Liabilities in excess of other assets  (1.4%)            (84,934,095)
                                                                    --------------
              Net Assets  100%                                      $6,079,747,967
                                                                    --------------
                                                                    --------------

    12                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of July 31, 2001 (Unaudited) Cont'd.

(a) The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Private placement.
AB--Antiebolay (Swedish Stock Company).
AG--Aktiengesellschaft (German Stock Company).
LLC--Limited Liability Company.
PLC--Public Limited Company (British Corporation).
SA--Sociedad Anonima (Spanish Corporation) or Societe Anonyme (French Corporation).
    See Notes to Financial Statements                                     13

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Assets and Liabilities (Unaudited)

                                                                   July 31, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                              $6,164,682,062
Cash                                                                          757
Interest receivable                                                    17,689,673
                                                                  ----------------
      Total assets                                                  6,182,372,492
                                                                  ----------------
LIABILITIES
Payable for investments purchased                                      97,435,603
Dividend payable                                                        5,073,944
Management fee payable                                                    114,978
                                                                  ----------------
      Total liabilities                                               102,624,525
                                                                  ----------------
NET ASSETS                                                         $6,079,747,967
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Common stock, at par                                            $    6,079,748
   Paid-in capital in excess of par                                 6,073,660,719
                                                                  ----------------
                                                                    6,079,740,467
   Undistributed net investment income                                      7,500
                                                                  ----------------
Net assets at July 31, 2001                                        $6,079,747,967
                                                                  ----------------
                                                                  ----------------
   Net asset value, offering price and redemption price per
      share ($6,079,747,967 / $6,079,747,967 shares of $.001
      par value common stock issued and outstanding)                        $1.00
                                                                  ----------------
                                                                  ----------------

    14                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                   July 31, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $100,423,975
                                                                  ----------------
Expenses
   Management fee                                                        517,549
   Custodian's fees and expenses                                          20,000
   Transfer agent's fees and expenses                                     17,000
   Audit fee                                                              10,000
   Reports to shareholders                                                10,000
   Amortization of offering expenses                                       9,917
   Legal fees and expenses                                                 7,000
   Directors' fees and expenses                                            2,000
   Miscellaneous                                                             974
                                                                  ----------------
      Total expenses                                                     594,440
                                                                  ----------------
Net investment income                                                 99,829,535
                                                                  ----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              11,932
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 99,841,467
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     15

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Changes in Net Assets (Unaudited)

                                            Six Months       September 18, 2000(b)
                                              Ended                 through
                                          July 31, 2001         January 31, 2001
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                 $     99,829,535       $     52,589,537
   Net realized gain on investment
   transactions                                    11,932                 10,778
                                         ----------------    ----------------------
   Net increase in net assets
   resulting from operations                   99,841,467             52,600,315
                                         ----------------    ----------------------
Dividends and distributions (Note 1)          (99,841,467)           (52,600,315)
                                         ----------------    ----------------------
Series share transactions (at $1 per
share)
   Net proceeds from shares subscribed     18,342,433,636         11,618,943,333
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions              48,977,543             47,073,399
   Cost of shares reacquired              (15,065,699,084)        (8,911,980,860)
                                         ----------------    ----------------------
   Net increase in net assets from
      Series share transactions             3,325,712,095          2,754,035,872
                                         ----------------    ----------------------
Total increase                              3,325,712,095          2,754,035,872
NET ASSETS
Beginning of period                         2,754,035,872                     --
                                         ----------------    ----------------------
End of period(a)                         $  6,079,747,967       $  2,754,035,872
                                         ----------------    ----------------------
                                         ----------------    ----------------------
------------------------------
(a) Includes undistributed net
investment income of                     $          7,500       $          7,500
                                         ----------------    ----------------------
(b) Commencement of investment operations.

    16                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements (Unaudited)

      Prudential Core Investment Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund consists of six series--the Taxable Money Market Series (the 'Series'), the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The investment objective of the Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Series investment advisors. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

      Securities Valuation:    The Series values portfolio securities at
amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual
                                                                          17

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the intent of the Series to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income to shareholders. For this reason, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares all of its net
investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. The Series does not expect to realize long-term capital gains or losses.

      Offering and Organization Expenses:    Approximately $10,000 was incurred
and expensed in connection with the organization of the Fund. Offering costs of approximately $20,000 are being amortized ratably over a period of twelve months from the date the Series commenced investment operations.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Management, LLC ('PIM'); PIM furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Series. The Fund bears all other costs and expenses.

      For its services, PIFM will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily and paid monthly. For the six months ended July 31, 2001, the costs were .025% of the Series' average daily net assets.

      PIFM and PIM are indirect, wholly owned subsidiary of the Prudential Insurance Company of America ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly owned subsidiary of Prudential, serves as the Series' transfer agent. During the six months ended July 31, 2001, the Series incurred fees of $50,000 for the services of PMFS. As of July 31, 2001, $8,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.
    18

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Capital
Shares of the Series are available only to investment companies managed by PIFM and certain investment advisory clients of the subadvisor. At July 31, 2001 100% of the shares outstanding were owned by such entities.
                                                                          19

       Prudential Core Investment Fund      Taxable Money Market Series
             Financial Highlights (Unaudited)

                                                              September 18,
                                             Six Months          2000(a)
                                                Ended            Through
                                              July 31,         January 31,
                                                2001               2001
-----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $      1.00        $     1.00
                                             -----------     ----------------
Net investment income and net realized
gains                                                .02               .02
Dividends and distributions to
shareholders                                        (.02)             (.02)
                                             -----------     ----------------
Net asset value, end of period               $      1.00        $     1.00
                                             -----------     ----------------
                                             -----------     ----------------
TOTAL RETURN(b):                                    2.46%             2.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)              $ 6,079,748        $2,754,036
Average net assets (000)                     $ 4,207,941        $2,150,413
Ratios to average net assets:
   Expenses                                          .03%(c)           .03%(c)
   Net investment income                            4.78%(c)          6.58%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for less than a full year are not annualized.
(c) Annualized.
    20                                     See Notes to Financial Statements